Lease Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2019
Disclosure of quantitative information about leases for lessee [abstract]
Lease Assets and Lease Liabilities
12. Lease Assets and Lease Liabilities

	Lease assets			Lease Liabilities
	Building	Other	Total
	$	$	$	$

January 1, 2019	556.6	5.2	561.8	(645.0)
Additions	63.9	1.6	65.5	(64.0)
Acquisitions	19.3	0.1	19.4	(19.1)
Depreciation	(113.2)	(2.6)	(115.8)	-
Modifications	42.6	-	42.6	(42.7)
Impairment	(2.0)	-	(2.0)	-
Accretion of interest	-	-	-	(32.3)
Payments, net of receipts	-	-	-	98.6
Foreign exchange	(12.8)	(0.2)	(13.0)	15.6

December 31, 2019	554.4	4.1	558.5	(688.9)
Less current portion	-	-	-	99.9

Long-term portion	554.4	4.1	558.5	(589.0)
The Company has leases mainly for buildings, vehicles, and office equipment.
At December 31, 2019, lease liabilities of $688.9 were discounted using the Company’s incremental borrowing rate and had a weighted-average rate of 4.43%. Future undiscounted cash outflows for lease liabilities are disclosed in note 25.

Amounts recognized in administrative and marketing expenses	For the year ended
December 31
2019
$

Rent expense - variable lease payments	48.7
Rent expense - short-term leases and leases of low-value assets	10.0
Income from subleases	(5.1)

Total	53.6
Variable lease payments include operating expenses, real estate taxes, insurance, and other variable costs. Future undiscounted cash flows for short-term leases, leases of low-value
assets, variable lease payments, and sublease payments receivable are disclosed in note 21.

Amounts recognized in the consolidated statement of cash flows	For the year ended
December 31
2019
$

Cash payments for the interest portion of lease liabilities	32.3
Cash payments for leases not included in the measurement of lease liabilities	53.6

Cash outflow in operating activities	85.9
Cash payments for the principal portion of lease liabilities	116.7
Proceeds from lease incentives	(50.4)

Cash outflow in financing activities	66.3

Total cash outflow for leases	152.2

The Company leases buildings for its office spaces across the globe. Lease terms typically range from one to sixteen years and had a weighted average remaining lease term of 7.7 years. To provide operational flexibility, the Company seeks to include extension or termination options in new leases.
The Company leases vehicle and office equipment with terms typically ranging from three to five years and had a weighted average remaining lease term of 2.2 years. These leases do not usually contain extension options, purchase options, or residual value guarantees.
The Company also leases IT equipment and other equipment with terms typically ranging from one to five years. These leases are generally short-term or for low-value
assets that the Company has elected not to recognize in lease assets and lease liabilities.